DISPOSAL OF ASSETS - Narrative (Details) R in Millions, $ in Millions	May 24, 2019 ZAR (R)	May 24, 2019 USD ($)
Investment [Line Items]
Total proceeds (net of foreign exchange contract settlements)		$ 33
80 MW Portfolio - South Africa
Investment [Line Items]
Total consideration	R 1,315	90
Net proceeds	1,260	86
Deferred consideration	R 55	4
Loss on disposal		(5)
Total proceeds (net of foreign exchange contract settlements)		108
Revaluation increase in property, plant and equipment		$ 24
Ownership interest	31.00%	31.00%
Accumulated revaluation surplus reclassified from AOCI		$ 7